NET INCOME PER COMMON UNIT - Terms of Class B Unit Distributions and Determination of Net Income (Loss) per Common Unit (Details) - USD ($) $ / shares in Units, shares in Millions				3 Months Ended											9 Months Ended	12 Months Ended
		Feb. 14, 2017	Apr. 01, 2015	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Net income (loss) per common unit
Net income attributable to controlling interests				$ 77,000,000	[1]	$ 61,000,000	$ 58,000,000	$ 55,000,000	$ 74,000,000		$ (128,000,000)	$ 52,000,000	$ 46,000,000	$ 67,000,000		$ 248,000,000	[1]	$ 37,000,000	[1]	$ 195,000,000	[1]
Net income attributable to PNGTS' former parent				(2,000,000)					(1,000,000)							(4,000,000)		(24,000,000)		(23,000,000)
Net income allocable to General Partner and Limited Partners				75,000,000					73,000,000							244,000,000		13,000,000		172,000,000
Net income attributable to General Partner				(1,000,000)					(1,000,000)							(4,000,000)				(3,000,000)
Incentive distributions attributable to the General Partner				(2,000,000)					(1,000,000)							(7,000,000)		(3,000,000)		(1,000,000)
Class B units
Net income (loss) per common unit
Net income attributable to limited partners																22,000,000		12,000,000
Common units
Net income (loss) per common unit
Net income attributable to limited partners	[1]			$ 72,000,000					$ 71,000,000							$ 211,000,000		$ (2,000,000)		$ 168,000,000
Weighted average common units outstanding - basic (in units)	[1]			68.3					64.4							65.7		63.9		62.7
Weighted average common units outstanding - diluted (in units)				68.3	[1]				64.4	[1]						65.7		63.9		62.7
Net income per common unit - basic (in dollars per unit)				$ 1.05	[1],[2]	$ 0.70	$ 0.65	$ 0.76	$ 1.10	[2]	$ (2.27)	$ 0.70	$ 0.66	$ 0.88		$ 3.21	[1]	$ (0.03)	[1]	$ 2.67	[1]
Net income per common unit - diluted (in dollars per unit)				$ 1.05	[1],[2]				$ 1.10	[1],[2]						$ 3.21		$ (0.03)		$ 2.67
GTN | Class B units | TransCanada | Distributions
Net income (loss) per common unit
Net income attributable to limited partners				$ 0					$ 0
Distributions
Percentage applied to GTN's distributable cash flow for the twelve month period ending December 31, 2017				30.00%											30.00%	30.00%
Threshold of GTN's distributions for payment to Class B units		$ 20,000,000		$ 20,000,000											$ 15,000,000	$ 20,000,000		$ 15,000,000
Portion of GTN's annual distributions to which the Class B units are entitled to receive a percentage share of the distributions above threshold (as a percent)			30.00%	30.00%												30.00%

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[2]	Net income per common unit prior to recast (Refer to Note 2).